CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jul. 01, 2011
ASSETS
Prepaid expenses	$ 866,429	$ 1,073,655
Total current assets	729,892,656	546,448,188
Total assets	926,694,505	744,632,926
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued payroll and related expense	10,601,265	8,966,026
Accrued liabilities	24,424,491	18,580,398
Total current liabilities	398,891,030	268,452,183
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized, and 57,554,824 shares issued and outstanding	57,555	57,555
Additional paid-in capital	173,765,442	170,779,250
Retained earnings	252,350,621	182,873,145
Accumulated other comprehensive income	39,012,151	36,871,667
Total equity	492,057,878	415,474,995	339,284,979	265,868,275
Total liabilities and equity	926,694,505	744,632,926
Parent Company [Member]
ASSETS
Amounts due from subsidiaries	147,975,367	115,549,945
Prepaid expenses	56,000	67,400
Total current assets	148,031,367	115,617,345
Investments in subsidiaries	373,681,658	298,462,924
Total assets	521,713,025	414,080,269
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued payroll and related expense	11,000	36,000
Accrued liabilities	896	315,981
Amounts due to subsidiaries	33,226,582	0
Total current liabilities	33,238,478	351,981
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized, and 57,554,824 shares issued and outstanding	57,555	57,555
Additional paid-in capital	173,765,442	170,779,250
Retained earnings	275,639,399	206,019,816
Accumulated other comprehensive income	39,012,151	36,871,667
Total equity	488,474,547	413,728,288
Total liabilities and equity	$ 521,713,025	$ 414,080,269